Average Annual Total Returns - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.25%
Past 5 years	12.48%
Past 10 years	8.01%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.24%
Past 5 years	11.69%
Past 10 years	6.49%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.25%
Past 5 years	9.90%
Past 10 years	6.03%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.21%
Past 5 years	12.92%
Past 10 years	7.94%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.64%
Past 5 years	12.70%
Past 10 years	7.93%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.42%
Past 5 years	14.14%
Past 10 years	8.96%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.59%
Past 5 years	14.29%
Since Inception	10.46%	[1]
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]	A From February 1, 2017 .